Group statement of changes in equity (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement of changes in equity [abstract]
Dividends per share: Ordinary - paid during the period (USD per share)	$ 4.170	$ 3.090
Dividends per share: Special - paid during the period (in USD per share)	0.620	0.930
Ordinary dividends per share: announced with the results for the period (in USD per share)	2.670	3.760
Special dividends per share: announced with the results for the period (in USD per share)	$ 0	$ 1.850